Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income attributable to shareholders of Sinovac	$ 113,866	$ 8,467,480	$ 110,369
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	0	7,735	10,203
Changes in:
- Prepaid expenses and other receivables	22,519	(143,324)	(13,151)
- Accrued expenses and other payables	(86,860)	720,858	131,777
Financing activities
- Proceeds from issuance of common stock, net of share issuance costs	0	1,033	1,999
Cash and cash equivalents, beginning of year	11,608,855	1,041,008
Cash and cash equivalents, end of year	4,278,124	11,608,855	1,041,008
Parent Company
Operating activities
Net income attributable to shareholders of Sinovac	113,866	8,467,480	110,369
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	0	7,735	3,003
Equity earnings of subsidiaries, net of tax	(122,500)	(8,482,286)	(116,873)
Changes in:
- Amount due from subsidiaries	(40)	62,686	(7,659)
- Prepaid expenses and other receivables	1,176	795	(1,295)
- Amount due to subsidiaries	(2,573)	507	(5,771)
- Accrued expenses and other payables	(11,162)	11,544	2,692
Net cash (used in) provided by operating activities	(21,233)	68,461	(15,534)
Financing activities
- Proceeds from issuance of common stock, net of share issuance costs	0	1,032	1,999
Net cash provided by financing activities	0	1,032	1,999
(Decrease) increase in cash and cash equivalents	(21,233)	69,493	(13,535)
Cash and cash equivalents, beginning of year	126,159	56,666	70,201
Cash and cash equivalents, end of year	$ 104,926	$ 126,159	$ 56,666